Events after the Reporting Period (Details) - Dividends	Apr. 29, 2019 MXN ($) $ / shares
CPOs
Events after the reporting period
Dividends payable per CPO | $ / shares	$ 0.35
CPOs | Maximum
Events after the reporting period
Dividends payable	$ 1,068,868,000
Non ordinary CPOs
Events after the reporting period
Dividends payable	$ 0.002991452991